Schedule of Inventories (Details) - AUD ($)	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Notes and other explanatory information [abstract]
Raw materials	$ 5,392,688	$ 5,678,351	$ 961,223
Finished Goods	310,336	466,787	8,440
Consumables	194,627	57,022	50,806
Total inventories	$ 5,897,651	$ 6,202,160	$ 1,020,469